Consolidated Statements of Changes in Equity - USD ($)		Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Sep. 30, 2022		$ 3,562	$ 2,741	$ 8,392,974	$ (8,283,389)	$ 173,206	$ 289,094
Balance, shares at Sep. 30, 2022	[1]	8,905,435	6,853,674
Net income					(1,237,220)		(1,237,220)
Foreign currency translation adjustment						(47,455)	(47,455)
Balance at Sep. 30, 2023		$ 3,562	$ 2,741	8,392,974	(9,520,609)	125,751	(995,581)
Balance, shares at Sep. 30, 2023	[1]	8,905,435	6,853,674
Net income					778,382		778,382
Foreign currency translation adjustment						(33,669)	(33,669)
Balance at Sep. 30, 2024		$ 3,562	$ 2,741	8,392,974	(8,742,227)	92,082	(250,868)
Balance, shares at Sep. 30, 2024	[1]	8,905,435	6,853,674
Net income					(2,022,575)		(2,022,575)
Foreign currency translation adjustment						(87,680)	(87,680)
Issuance of common stock upon initial public offering, net of offering costs		$ 920		7,766,077			7,766,997
Issuance of common stock upon initial public offering, net of offering costs, shares	[1]	2,300,000
Balance at Sep. 30, 2025		$ 4,482	$ 2,741	$ 16,159,051	$ (10,764,802)	$ 4,402	$ 5,405,874
Balance, shares at Sep. 30, 2025	[1]	11,205,435	6,853,674

[1]	The Company effected a 1:25 forward stock split on March 31, 2025 and a surrender 45 out of every 100 shares on June 6, 2025, as a result, the shares issued and outstanding and additional paid in capital presented here are adjusted retroactively (Note 11).